Accrued Liabilities (Notes)	3 Months Ended
Mar. 31, 2012
Accrued Liabilities [Abstract]
Accrued Liabilities [Text Block]
ACCRUED LIABILITIES

Accrued liabilities are as follows (in thousands):

	March 31, 2012	December 31, 2011
Environmental liabilities	$800	$819
Taxes other than income taxes	719	942
Utilities	143	143
Accrued vacation	26	113
Interest and financing costs	5	18
Deferred revenue - trade	5	10
Other	73	199
Total Accrued Liabilities	$1,771	$2,244